FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 1,011		$ 1,439		$ 1,500
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,086		1,383
Notional amount, liabilities	$ 583	$ 449	$ 1,618	$ 1,223
Exchange rate, liabilities | $ / $	1.2995	1.2995	1.3227	1.3227
Fair value, liabilities	$ (12)		$ (29)
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 4,912	$ 4,550	$ 6,587	$ 5,800
Exchange rate, assets | $ / $	1.0795	1.0795	1.1357	1.1357
Fair value, assets	$ 1,098		$ 1,412		1,332
Notional amount, liabilities	$ 6,201	$ 4,642	$ 3,409	$ 2,570
Exchange rate, liabilities | $ / $	1.3359	1.3359	1.3263	1.3263
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			$ 335	$ 270
Exchange rate, assets | $ / $			1.2391	1.2391
Fair value, assets			$ 1		122
Notional amount, liabilities	$ 2,134	$ 1,590	$ 952	$ 720
Exchange rate, liabilities | $ / $	1.3421	1.3421	1.3228	1.3228
Fair value, liabilities	$ (109)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	238		$ 223
Fair value, assets	34		55		92
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,439		1,579
Fair value, liabilities	(428)		(140)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0		0		$ 41
Fair value, liabilities	(12)		(29)
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,405		1,508
Fair value, liabilities	(307)		(96)
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0		16
Fair value, liabilities	(109)		(15)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	34		55
Fair value, liabilities	$ 0		$ 0